Fair Value	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value	Fair Value
The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$213,539	$—	$—	$213,539
Investments:
Corporate securities	—	4,292	—	4,292
Total assets measured at fair value	$213,539	$4,292	$—	$217,831
Liabilities
Derivative warrant liabilities (Public Warrants)	$13,585	$—	$—	$13,585
Derivative warrant liabilities (Private Warrants)	—	6,358	—	6,358
Total liabilities measured at fair value	$13,585	$6,358	$—	$19,943

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$37,854	$—	$—	$37,854
Total assets measured at fair value	$37,854	$—	$—	$37,854
During December 2021, the Private Warrants were reclassified from Level 3 to Level 2 financial instruments within the fair value hierarchy. See section “ - Valuation of Private Warrant Derivative Liability” below for further discussion. Other than this transfer between levels during the third and fourth quarter 2021, there were no transfers of financial instruments between valuation levels during the years ended December 31, 2021 and 2020.
Valuation of Earnout Liabilities
Upon the closing of the Merger, the Earnout Shares were accounted for as a liability because the triggering events that determine the number of shares to be earned included events that were not indexed to the common stock of the Company, with the change fair value recognized in Change in fair value of earnout liabilities in the consolidated statement of operations.
Triggering Event I and Triggering Event II occurred on September 29, 2021, resulting in the vesting of 1,969,302 Sponsor Earnout Shares on September 29, 2021 and 17,540,964 Rover Earnout Shares being subsequently issued on October 6, 2021.
The estimated fair value of the earnout liability related to the Sponsor Earnout Shares was remeasured to $33.0 million on September 29, 2021, which included:
(i)$26.7 million related to the Sponsor Earnout Shares that vested upon the occurrence of Triggering Event I and Triggering Event II associated with the $12.00 and $14.00 volume-weighted Class A common stock average price (“VWAP”) per share thresholds as of September 29, 2021, and was recorded to additional paid-in capital on September 29, 2021 as such shares were issued and outstanding and thus the obligation was considered settled; and
(ii)$6.3 million related to the estimated fair value of the remaining 492,325 Sponsor Earnout Shares subject to vesting upon the occurrence of the Triggering Event III associated with the $16.00 VWAP per share threshold based on a Monte Carlo simulation valuation model as of September 29, 2021.
On September 29, 2021, the fair value of the remaining unvested Sponsor Earnout Shares was reclassified to equity because the Sponsor Earnout Shares became an instrument contingently issuable upon the occurrence of a triggering event into a fixed number of Class A common shares that is not based on an observable market price or index other than the Company’s own common stock price.
The estimated fair value of the earnout liability related to the Rover Earnout Shares was remeasured to $241.1 million on October 6, 2021, which included:
(i)$216.3 million related to the Rover Earnout Shares issuable upon the occurrence of Triggering Event I and Triggering Event II associated with the $12.00 and $14.00 VWAP per share thresholds as of October 6, 2021; and was recorded to additional paid-in capital on October 6, 2021 as such shares were issued and outstanding and thus the obligation was considered settled; and
(ii)$24.8 million related to the estimated fair value of the remaining 2,192,687 Rover Earnout Shares issuable upon the occurrence of the Triggering Event III associated with the $16.00 VWAP per share threshold based on a Monte Carlo simulation valuation model as of October 6, 2021.
On October 6, 2021, the fair value of the remaining unvested Rover Earnout Shares was reclassified to equity because the Rover Earnout Shares became an instrument contingently issuable upon the occurrence of a triggering event into a fixed number of Class A common shares that is not based on an observable market price or index other than the Company’s own common stock price.
The change in fair value of the earnout liability resulted in a loss of $46.0 million recognized in the consolidated statement of operations for the year ended December 31, 2021.
The estimated fair value of the Earnout Shares was determined using a Monte Carlo simulation valuation model using the following assumptions at each valuation date:

	October 6, 2021	September 29, 2021	July 30, 2021
Stock price	$12.33	$13.59	$10.99
Risk-free interest rate	1.29%	1.29%	1.00%
Expected term (in years)	6.82	6.8	7.0
Expected volatility	56.20%	56.50%	57.20%
Dividend yield	—%	—%	—%
Current stock price: The stock price was based on the closing price as of the valuation date.
Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of issuance for zero-coupon U.S. Treasury notes with maturities corresponding to the expected seven-year term of the earnout period.
Expected term: The expected term is the seven-year term of the earnout period.
Expected volatility: The volatility rate was determined using an average of historical volatilities of selected industry peers deemed to be comparable to the Company’s business corresponding to the expected seven-year term of the awards.
Expected dividend yield: The expected dividend yield is zero as the Company currently has no history or expectation of declaring dividends in the foreseeable future
Valuation of Private Warrant Derivative Liability
The Private Warrants were initially recorded as a liability on the Closing Date, at a fair value of $7.7 million and were remeasured to fair value as of December 31, 2021, resulting in a gain of $1.3 million for the year ended December 31, 2021, classified within change in fair value of derivative warrant liabilities, in the consolidated statements of operations.
The estimated fair value of the Private Warrants was determined using a Monte Carlo simulation valuation model using the following assumptions at each valuation date:

July 30, 2021
Stock price	$10.99
Risk-free interest rate	0.69%
Expected term (in years)	5.0
Expected volatility	31.50%
Dividend yield	—%
Current stock price: The stock price was based on the closing price as of the valuation date.
Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of issuance for zero-coupon U.S. Treasury notes with maturities corresponding to the expected with the term of the warrant expiration.
Expected term: The expected term represents the period that the warrants are expected to be outstanding and is determined based on maturity of the warrants.
Expected volatility: The volatility rate was determined using the implied volatility of the Public Warrants to estimate the volatility for the Private Warrants.
Expected dividend yield: The expected dividend yield is zero as the Company currently has no history or expectation of declaring dividends in the foreseeable future.
As of September 30, 2021, the Private Warrants were classified as Level 3 financial instruments within the fair value hierarchy. During December 2021, the Company announced the redemption of its outstanding Public and Private Warrants, and completed the redemption in January 2022, as further discussed in Note 14—Stock Warrants. As a result of the redemption offer under which the Private Warrants would be redeemed on terms substantially similar to those of the Public Warrants, there was a change in valuation technique and the estimated fair value of the Private Warrants was determined using the closing stock price of $2.47 of the Public Warrants on December 31, 2021. As a result, as of December 31, 2021, the Private Warrants were reclassified to Level 2 financial instruments within the fair value hierarchy.
The Company classifies financial instruments as Level 2 within the fair value hierarchy are valued on the basis of prices from an orderly transaction between market participants provided by reputable dealers or pricing services. Prices of these securities are obtained through independent, third-party pricing services and include market quotations that may include both observable and unobservable inputs. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices and market transactions in comparable investments and various relationships between investments. In determining the value of a these Private Warrants, we may use certain information with respect to market transactions in substantially similar securities.
The Company classifies financial instruments in Level 3 of the fair value hierarchy when there is reliance on at least one significant unobservable input to the valuation model. In addition to these unobservable inputs, the valuation models for Level 3 financial instruments typically also rely on a number of inputs that are readily observable, either directly or indirectly. The Company’s assessment of a particular input to the fair value measurement requires management to make judgments and consider factors specific to the liability. The fair value hierarchy requires the use of observable market data when available in determining fair value. The Company recognizes transfers between levels within the fair value hierarchy, if any, at the end of each period.